STOCKHOLDERS' DEFICIT (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 25, 2017 shares	Jan. 15, 2016 shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares	Nov. 02, 2007 shares
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Common Stock, Shares Authorized				150,000,000		150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.001		$ 0.001	$ 0.001
Common Stock, Voting Rights				Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.		Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.
Stock Issued During Period, Shares, Restricted Stock Award, Gross				553,018		608,166	0
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 565,569	$ 286,575
Stock Issued During Period, Shares, Purchase of Assets				36,018
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $				$ 17,649	$ 0	$ 50,723	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				65,000		65,000	75,000	90,000
Share-based Compensation (in Dollars) | $				$ 254,870		$ 565,569	$ 286,575
Stock Issued During Period, Shares, Share-based Compensation, Gross						10,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $						$ 12,800
Stock Issued During Period, Shares, Other						50,000
Stock Issued During Period, Value, Other (in Dollars) | $						$ 366,400
Shares, Issued							3,976,410
Stock Issued During Period, Shares, Acquisitions		2,474,850
Stock Issued During Period, Value, New Issues (in Dollars) | $							$ 65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						0	15,000
Common Stock, Capital Shares Reserved for Future Issuance									1,000,000
Stock Issued for Deferred Offering Cost, Shares						16,000
Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			50,000			60,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $			$ 82,500			$ 99,000
Stock Issued During Period, Shares, Purchase of Assets						80,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $						$ 128,000
Stock Issued During Period, Shares, Share-based Compensation, Gross						60,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $						$ 99,000
Stock Issued During Period, Shares, Other						15,520
Stock Issued During Period, Value, Other (in Dollars) | $						$ 9,529
Stock Issued During Period, Shares, New Issues							130,000
Stock Issued During Period, Value, New Issues (in Dollars) | $							$ 65,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.50
Stock Issued for Deferred Offering Cost, Shares			56,100
Chief Executive Officer [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Other						100,000
Stock Issued During Period, Value, Other (in Dollars) | $						$ 182,000
Stock Issued During Period, Shares Interest Expense						100,000
Stock Issued During Period, Value, Interest Expense (in Dollars) | $						$ 158,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.50
Related Party [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares						$ 0.50
Stock Issued During Period, Shares, Settle Debt						1,200,000
Stock Issued During Period, Value, Settle Debt (in Dollars) | $						$ 600,000
Former Chief Executive Officer [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross							132,248
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $							$ 238,000
Stock Issued During Period, Shares, Other	100,000
Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			100,000	100,000
Number of Employees				3
Number of Employees that Accepted the Award				2
Share-based Compensation (in Dollars) | $				$ 14,003	$ 11,733	$ 62,616
Employee Stock Option [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							15,000
Shares Issued for Services #1, Consultant [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				2,000		17,646
Stock Issued During Period, Value, Issued for Services (in Dollars) | $				$ 1,420		$ 30,000
Shares Issued for Services #1 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				15,000			6,466
Stock Issued During Period, Value, Issued for Services (in Dollars) | $				$ 10,650			$ 14,955
Shares Issued for Services #2, Consultant [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				500,000		15,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $				$ 242,800		$ 23,400
Shares Issued for Services #2 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						50,000	2,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 82,500	$ 3,620
Shares Issued for Services #3 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						10,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 12,800
To Investor and its Affiliate [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares Offering Costs						110,000
Stock Issued During Period Value Offering Costs (in Dollars) | $						$ 184,800
Shares Issued for Services #4 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						50,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 82,500
Expenses Incurred Related to Land Excavation and Clean Up [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						15,520
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 9,529
Shares Issued for Advisory Services [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services							15,846
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 30,000
Expire December 31, 2018 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						15,000
Expire November 6, 2019 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						30,000
Expire December 23, 2020 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						20,000
Services 2016 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross						10,000
Services 2017 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross						10,000
Non-Cash Offering Costs [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares						34,000
Non-Cash Offering Costs [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares			34,000
Minimum [Member] | Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Maximum [Member] | Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Equity Purchase Agreement [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Value, Other (in Dollars) | $			$ 184,800
Equity Purchase Agreement, Maximum (in Dollars) | $			$ 5,000,000
Equity Purchase Agreement, Term			24 years
Common Stock Discount Rate			10.00%
Equity Purchase Agreement [Member] | Commitment Fee [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Other			110,000